American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Conservative
April 30, 2026

One Choice Portfolio: Conservative - Schedule of Investments
APRIL 30, 2026 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 40.5%
Diversified Bond Fund Investor Class	21,595,413	197,598,028
High Income Fund Investor Class	2,538,455	22,084,560
Inflation-Adjusted Bond Fund Investor Class	8,482,614	91,018,449
Short Duration Fund Investor Class	6,688,607	65,615,236
Short Duration Inflation Protection Bond Fund Investor Class	5,242,512	55,465,775
		431,782,048
Domestic Equity Funds — 32.7%
Focused Large Cap Value Fund Investor Class	8,184,892	90,033,816
Growth Fund Investor Class	881,056	50,299,466
Heritage Fund Investor Class	1,645,826	34,216,719
Large Cap Equity Fund Investor Class	2,092,737	104,071,817
Mid Cap Value Fund Investor Class	2,447,425	38,718,262
Select Fund Investor Class	105,270	13,948,209
Small Cap Dividend Fund Investor Class	777,286	8,892,147
Small Cap Growth Fund Investor Class	363,395	8,354,443
		348,534,879
International Fixed Income Funds — 12.9%
Emerging Markets Debt Fund Investor Class	2,320,383	21,881,211
Global Bond Fund Investor Class	13,277,658	114,984,515
		136,865,726
International Equity Funds — 12.1%
Global Real Estate Fund Investor Class	1,396,324	20,679,553
International Growth Fund Investor Class	3,308,780	45,793,509
International Small-Mid Cap Fund Investor Class	1,080,801	13,769,405
International Value Fund Investor Class	3,992,643	48,550,542
		128,793,009
Money Market Funds — 1.8%
U.S. Government Money Market Fund Investor Class	19,368,903	19,368,903
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $927,046,819)		1,065,344,565
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$1,065,344,565

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV per share.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2026 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Diversified Bond Fund	$208,034	$7,325	$21,148	$3,387	$197,598	21,595	$(2,781)	$6,776
High Income Fund	11,672	11,124	645	(66)	22,085	2,538	(52)	843
Inflation-Adjusted Bond Fund	93,950	1,915	6,630	1,783	91,018	8,483	(558)	1,915
Short Duration Fund	67,506	2,164	4,137	82	65,615	6,689	(207)	2,164
Short Duration Inflation Protection Bond Fund	56,764	1,519	2,984	167	55,466	5,243	147	1,519
Focused Large Cap Value Fund	75,186	20,263	7,173	1,758	90,034	8,185	(98)	9,539
Growth Fund	49,874	21,384	17,003	(3,956)	50,299	881	(2,333)	9,469
Heritage Fund	43,062	6,292	6,567	(8,570)	34,217	1,646	637	6,292
Large Cap Equity Fund	94,579	26,022	7,966	(8,563)	104,072	2,093	(905)	19,966
Mid Cap Value Fund	50,005	4,674	13,626	(2,335)	38,718	2,447	2,364	4,674
Select Fund	14,662	1,241	1,854	(101)	13,948	105	540	1,241
Small Cap Dividend Fund	9,732	147	2,419	1,432	8,892	777	(272)	147
Small Cap Growth Fund	10,671	577	2,755	(139)	8,354	363	726	577
Emerging Markets Debt Fund	23,786	1,041	4,074	1,128	21,881	2,320	(393)	1,041
Global Bond Fund	145,001	4,645	37,825	3,164	114,985	13,278	(4,433)	4,646
Global Real Estate Fund	21,547	569	3,993	2,557	20,680	1,396	(37)	560
International Growth Fund	46,955	5,703	6,793	(71)	45,794	3,309	1,257	1,493
International Small-Mid Cap Fund	12,314	2,592	2,886	1,749	13,769	1,081	282	245
International Value Fund	47,754	6,827	11,110	5,080	48,551	3,993	2,584	3,613
U.S. Government Money Market Fund	—	19,402	33	—	19,369	19,369	—	262
	$1,083,054	$145,426	$161,621	$(1,514)	$1,065,345	105,791	$(3,532)	$76,982
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.